BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
BASIC AND DILUTED LOSS PER SHARE

9. BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing the loss for the period by the weighted average number of Common Shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) less any preferred dividends for the period by the weighted average number of Common Shares outstanding plus, any potentially dilutive Common Shares outstanding during the period. The Company does not pay dividends or have participating shares outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	For the Year Ended
	December 31, 2023	December 31, 2022
Issued Common Shares, Balance at the beginning of the year	173,993	170,483
Warrant Exercises	-	8,526
Treasury Return	-	(1,049)
Purchase of Shares	(974)	-
Release of Shares	4,267	-
Issuance of Shares	379	21
Exercise of Options	462	220
Weighted-average numbers of Common Shares	178,127	178,201

Loss per share
Basic and diluted loss per share	(0.15)	(0.12)

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	For the Year Ended
	December 31, 2023	December 31, 2022
Options	21,943	21,746
RSU	25,588	16,908
Total	47,531	38,654